Jan-18-02 04:43pm From-NEW YORK STOCK EXCHANGE +2126565893 T-915 P.002/002 F-083

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02000921

Cert NYS

1-31214

NYSE

January 18, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Ford Motor Company Capital Trust II, % Cumulative Convertible Trust Preferred Securities. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 18, 2002. Tentative listing date – January 25, 2002.

Sincerely,

Paras Madho